Expense Example - Federated Hermes Short-Intermediate Municipal Fund	Jun. 30, 2026 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 187
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	572
Expense Example, with Redemption, 10 Years	1,150
IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
SS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	$ 1,061